MS P-2
                       SUPPLEMENT DATED OCTOBER 1, 2001
                             TO THE PROSPECTUS OF
                       FRANKLIN MUTUAL SERIES FUND INC.
                               DATED MAY 1, 2001

The prospectus is amended as follows:

I. The "Management" section on page 37 is replaced with the following:

       MANAGEMENT
------------------------------------------------------------------------------

 Franklin Mutual Advisers, LLC (Franklin Mutual), 51 John F. Kennedy Parkway, Short Hills, NJ 07078, is the Funds' investment manager. Together, Franklin Mutual and its affiliates manage over $243 billion in assets.

       Effective October 1, 2001, the following persons are responsible for the Funds' portfolio management:

       JEFF DIAMOND, SENIOR VICE PRESIDENT OF FRANKLIN MUTUAL

       Mr. Diamond has been a member of the management team of the Funds since 1998, when he joined Franklin Templeton Investments. Previously, he was vice president and co-manager of Prudential Conservative Stock Fund. Mr. Diamond shares primary responsibility for the investments of Mutual Qualified Fund and Mutual Financial Services Fund.

       MATTHEW HAYNES, PORTFOLIO MANAGER OF FRANKLIN MUTUAL

       Mr. Haynes has been a portfolio manager for Mutual Beacon Fund and Mutual European Fund since July 2001. He joined Franklin Templeton Investments as a research analyst in July 2001. Prior to joining Mutual Series in 2001, Mr. Haynes was a vice president and portfolio manager of international equities at Morgan Stanley Dean Witter Advisors in New York. He was also co-manager of two global equity mutual funds.

       PETER A. LANGERMAN, CHIEF EXECUTIVE OFFICER OF FRANKLIN MUTUAL

       Mr. Langerman has been a member of the management team of the Funds since 1986. He joined Franklin Templeton Investments in 1996. Before November 1996, Mr. Langerman was employed as a research analyst for Heine Securities Corporation, the Funds' former manager.

       SUSAN POTTO, SENIOR VICE PRESIDENT OF FRANKLIN MUTUAL

       Ms. Potto has been a member of the management team of the Funds since January 2000, and shares primary responsibility for the investments of Mutual Qualified Fund. She joined Franklin Templeton Investments in 1996. Before November 1996, Ms. Potto was employed as an equity analyst for Heine Securities Corporation, the Funds' former manager.

       TIMOTHY RANKIN, ASSISTANT PORTFOLIO MANAGER OF FRANKLIN MUTUAL

       Mr.  Rankin  has  been  an  assistant   portfolio  manager  for  Mutual
 Discovery Fund since May 2001 and Mutual Shares Fund since July 2001. He joined Franklin Templeton Investments as a research analyst in August 1997. From June 1992 until July 1997, Mr. Rankin was an analyst for Glickenhaus & Co.

       JOSHUA ROSS, PORTFOLIO MANAGER OF FRANKLIN MUTUAL

       Mr. Ross has been a member of the management team of the Funds since May 2001. He shares primary responsibility for the investments of Mutual Financial Services Fund. Mr. Ross joined Franklin Templeton Investments as a research analyst in June 1998. Prior to joining Franklin Mutual Advisers in 1998, Mr. Ross was a research analyst at Fidelity Investments, specializing in domestic property/casualty insurance.

       DEBORAH TURNER CFA, ASSISTANT PORTFOLIO MANAGER OF FRANKLIN MUTUAL

       Ms. Turner has been an assistant portfolio manager for Mutual Shares Fund since July 2001. She joined Franklin Templeton Investments in 1996. Prior to November 1996, Ms. Turner was employed as a research analyst for Heine Securities Corporation, the Funds' former manager.

       DAVID  J.  WINTERS   CFA, PRESIDENT  AND  CHIEF  INVESTMENT  OFFICER  OF
FRANKLIN MUTUAL

       Mr. Winters has been a member of the management team of the Funds since 1987, and is the portfolio manager with primary responsibility for the investments of Mutual Shares Fund and Mutual Discovery Fund. Mr. Winters also shares primary responsibility for the investments of Mutual Beacon Fund
and  Mutual   European   Fund.  He  joined   Franklin   Templeton Investments
in 1996. Before November 1996, Mr. Winters was employed as a research analyst for Heine Securities Corporation, the Funds' former manager.

       Each Fund pays Franklin Mutual a fee for managing the Fund's assets. For the first half of the fiscal year ended December 31, 2000, Franklin Mutual had agreed in advance to limit its fees. The table below shows the management fees paid by each Fund to the manager for its services, as a percentage of average daily net assets, for the fiscal year ended December 31, 2000.

                                                  Management
                                                 Fees Before        Management
                                              Advance Waiver (%)   Fees Paid (%)
-------------------------------------------------------------------------------
       Mutual Beacon                                0.60              0.58
       Mutual Discovery                             0.80              0.78
       Mutual European                              0.80              0.79
       Mutual Financial Services                    0.80              0.80
       Mutual Qualified                             0.60              0.57
       Mutual Shares                                0.60              0.58

               Please keep this supplement for future reference.



 MS PZ-2
                        SUPPLEMENT DATED OCTOBER 1, 2001
                              TO THE PROSPECTUS OF
                        FRANKLIN MUTUAL SERIES FUND INC.
                                DATED MAY 1, 2001

The prospectus is amended as follows:

I. The "Management" section on page 31 is replaced with the following:

       MANAGEMENT
------------------------------------------------------------------------

 Franklin Mutual Advisers, LLC (Franklin Mutual), 51 John F. Kennedy Parkway, Short Hills, NJ 07078, is the Funds' investment manager. Together, Franklin Mutual and its affiliates manage over $243 billion in assets.

       Effective October 1, 2001, the following persons are responsible for the Funds' portfolio management:

       JEFF DIAMOND, SENIOR VICE PRESIDENT OF FRANKLIN MUTUAL

       Mr. Diamond has been a member of the management team of the Funds since 1998, when he joined Franklin Templeton Investments. Previously, he was vice president and co-manager of Prudential Conservative Stock Fund. Mr. Diamond shares primary responsibility for the investments of Mutual Qualified Fund and Mutual Financial Services Fund.

       MATTHEW HAYNES, PORTFOLIO MANAGER OF FRANKLIN MUTUAL

       Mr. Haynes has been a portfolio manager for Mutual Beacon Fund and Mutual European Fund since July 2001. He joined Franklin Templeton Investments as a research analyst in July 2001. Prior to joining Mutual Series in 2001, Mr. Haynes was a vice president and portfolio manager of international equities at Morgan Stanley Dean Witter Advisors in New York. He was also co-manager of two global equity mutual funds.

       PETER A. LANGERMAN, CHIEF EXECUTIVE OFFICER OF FRANKLIN MUTUAL

       Mr. Langerman has been a member of the management team of the Funds since 1986. He joined Franklin Templeton Investments in 1996. Before November 1996, Mr. Langerman was employed as a research analyst for Heine Securities Corporation, the Funds' former manager.

       SUSAN POTTO, SENIOR VICE PRESIDENT OF FRANKLIN MUTUAL

       Ms. Potto has been a member of the management team of the Funds since January 2000, and shares primary responsibility for the investments of Mutual Qualified Fund. She joined Franklin Templeton Investments in 1996. Before November 1996, Ms. Potto was employed as an equity analyst for Heine Securities Corporation, the Funds' former manager.

       TIMOTHY RANKIN, ASSISTANT PORTFOLIO MANAGER OF FRANKLIN MUTUAL

       Mr. Rankin has been an assistant portfolio manager for Mutual Discovery Fund since May 2001 and Mutual Shares Fund since July 2001. He joined Franklin Templeton Investments as a research analyst in August 1997. From June 1992 until July 1997, Mr. Rankin was an analyst for Glickenhaus & Co.

       JOSHUA ROSS, PORTFOLIO MANAGER OF FRANKLIN MUTUAL

       Mr. Ross has been a member of the management team of the Funds since May 2001. He shares primary responsibility for the investments of Mutual Financial Services Fund. Mr. Ross joined Franklin Templeton Investments as a research analyst in June 1998. Prior to joining Franklin Mutual Advisers in 1998, Mr. Ross was a research analyst at Fidelity Investments, specializing in domestic property/casualty insurance.

       DEBORAH  TURNER  CFA, ASSISTANT  PORTFOLIO  MANAGER  OF  FRANKLIN
 MUTUAL

       Ms. Turner has been an assistant portfolio manager for Mutual Shares Fund since July 2001. She joined Franklin Templeton
 Investments in 1996. Prior to November 1996, Ms. Turner was employed as a research analyst for Heine Securities Corporation, the Funds' former manager.

       DAVID J. WINTERS CFA, PRESIDENT AND CHIEF INVESTMENT OFFICER OF FRANKLIN MUTUAL

       Mr. Winters has been a member of the management team of the Funds since 1987, and is the portfolio manager with primary responsibility for the investments of Mutual Shares Fund and Mutual Discovery Fund. Mr. Winters also shares primary responsibility for the investments of Mutual Beacon Fund and Mutual European Fund. He joined Franklin Templeton Investments in 1996. Before November 1996, Mr. Winters was employed as a research analyst for Heine Securities Corporation, the Funds' former manager.

       Each Fund pays Franklin Mutual a fee for managing the Fund's assets. For the first half of the fiscal year ended December 31, 2000, Franklin Mutual had agreed in advance to limit its fees. The table below shows the management fees paid by each Fund to the manager for its services, as a percentage of average daily net assets, for the fiscal year ended December 31, 2000.

                                                Management
                                                Fees Before         Management
                                             Advance Waiver (%)    Fees Paid (%)
-------------------------------------------------------------------------------
       Mutual Beacon                               0.60               0.58
       Mutual Discovery                            0.80               0.78
       Mutual European                             0.80               0.79
       Mutual Financial Services                   0.80               0.80
       Mutual Qualified                            0.60               0.57
       Mutual Shares                               0.60               0.58

           Please keep this supplement for future reference.